Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 82,552,314	$ 90,975,155
Restricted cash	347,718	246,599
Short-term investments		10,271,142
Accounts receivable, net of allowance for doubtful accounts	6,097,658	14,279,638
Notes receivable		127,859
Inventory	16,647,060	22,619,874
Prepaid advertising expenses	3,214,784	8,562,723
Other prepaid expenses and current assets, net of allowance for doubtful accounts	6,901,302	12,144,929
Deferred tax assets, net	847,696	281,391
Total current assets	116,608,532	159,509,310
Prepaid land use right	8,019,857	7,952,068
Property and equipment, net	29,755,082	29,002,372
Acquired intangible assets, net	1,480,363	1,796,366
Investments in affiliates	8,202,374	8,111,603
Restricted cash	9,677,049
Other long-term assets	1,610,456	1,024,845
Total assets	175,353,713	207,396,564
Current liabilities:
Accounts payable	13,368,777	11,137,295
Accrued expenses and other current liabilities	13,107,760	13,571,654
Notes payable	1,148,125	700,024
Income taxes payable	1,308,616	449,426
Deferred revenue	787,273	903,945
Total current liabilities	29,720,551	26,762,344
Long-term debt	8,502,198
Deferred tax liability	858,811	833,042
Total liabilities	39,081,560	27,595,386
Commitments and contingencies (Note 17)
Acorn International, Inc. shareholders' equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 94,617,509 and 94,937,174 shares issued and 89,989,676 and 82,449,791 shares outstanding as of December 31, 2012 and 2013, respectively)	949,372	946,175
Additional paid-in capital	161,499,810	161,056,595
Accumulated deficits	(41,861,680)	(1,965,802)
Accumulated other comprehensive income	35,284,912	30,720,703
Treasury stock, at cost (4,627,833 and 12,487,383 shares as of December 31, 2012 and 2013, respectively)	(20,109,451)	(11,463,946)
Total Acorn International, Inc. shareholders' equity	135,762,963	179,293,725
Noncontrolling interests	509,190	507,453
Total equity	136,272,153	179,801,178
Total liabilities and equity	175,353,713	207,396,564
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	5,932,591	5,060,738
Restricted cash	118,093	106,595
Accounts receivable, net of allowance for doubtful accounts	3,311,055	7,998,989
Inventory	1,230,441	2,787,804
Prepaid advertising expenses		776,072
Other prepaid expenses and current assets, net of allowance for doubtful accounts	1,999,697	2,813,473
Deferred tax assets, net	72,209
Total current assets	12,664,086	19,543,671
Property and equipment, net	7,083,690	6,292,690
Total assets	19,747,776	25,836,361
Current liabilities:
Accounts payable	288,225	430,316
Accrued expenses and other current liabilities	4,843,541	5,708,131
Deferred revenue	787,198	903,836
Total liabilities	$ 5,918,964	$ 7,042,283